Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization and Principal Activities
Summary of Company's Operating Subsidiaries, Operating VIE and Operating VIE Subsidiaries

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIE subsidiaries. As of December 31, 2019, the Company’s operating subsidiaries, operating VIE and operating VIE subsidiaries were as follows:

	Equity
Operating Subsidiaries	interests held	Place and Date of Incorporation
Gridsum Holding (China) Limited	100%	Hong Kong, July 2014
Dissector (Beijing) Technology Co., Ltd.	100%	PRC, October 2014

	Economic
Operating VIE	interests held	Place and Date of Incorporation
Gridsum Holding (Beijing) Co., Ltd	100%	PRC, August 2014

	Economic
Operating VIE Subsidiaries	interests held	Place and Date of Incorporation
Beijing Gridsum Technology Co., Ltd.	100%	PRC, December 2005
Beijing Moment Everlasting Ad Co., Ltd.	100%	PRC, January 2011
Guoxinjunhe (Beijing) Technology Co., Ltd.	100%	PRC, April 2012
Beijing Yunyang Ad Co., Ltd.	100%	PRC, March 2013
Beijing Guoxinwangyan Technology Co., Ltd.	100%	PRC, August 2015
Beijing Gridsum Yizhun Technology Co., Ltd.	100%	PRC, February 2016
Beijing Zhixunyilong Software Co., Ltd.	100%	PRC, May 2017
Beijing Gridsum Wang’an Technology Co., Ltd.	100%	PRC, June 2017
Beijing Gridsum Hulian Technology Co., Ltd.	100%	PRC, March 2018

Summary of Consolidated Financial Information of VIEs and VIE Subsidiaries including Inter-Group Transactions with Other Entities in Group

The consolidated financial information of the VIEs and VIE subsidiaries, including the inter-group transactions with other entities in the Group, has been included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Total assets	864,934	577,905
Total liabilities	937,801	985,706

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	558,393	722,022	403,492
Net income/(loss)	160,550	(131,658)	(334,934)

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash (used in)/provided by operating activities	(148,018)	268,946	180,067
Net cash used in investing activities	(22,920)	(57,231)	(23,315)
Net cash provided by/(used in) financing activities	201,019	(261,019)	171,121